RISK MANAGEMENT - Structural interest rate risk - Interest bearing liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	230,335,997	215,571,441
Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	45,764,147	36,757,818
Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	33,125,336	36,104,947
Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,443,840	19,203,461
Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	120,407,410	111,093,775
Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,620,818	31,261,911
Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,738,593	17,907,347
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	230,335,997	215,571,441
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	175,491,421	164,359,451
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	175,491,421	164,359,451
Checking accounts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	42,449,702	39,702,878
Checking accounts | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	384,579
Checking accounts | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,790,300	22,377,653
Checking accounts | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,274,823	17,325,225
Time deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,225,189	66,853,012
Time deposits | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,759,210	13,117,463
Time deposits | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,673,158	11,332,638
Time deposits | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,099,730	6,801,559
Time deposits | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	37,790,186	33,720,396
Time deposits | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	15,662,115	14,998,419
Saving deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,352,760	57,221,439
Saving deposits | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,159,419	16,485,565
Saving deposits | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	42,193,341	40,735,874
Other deposits | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	463,770	582,122
Other deposits | Financial liabilities at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	463,770	582,122
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,844,576	51,211,990
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,844,576	51,211,990
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,240,479	6,814,078
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	750,498
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		3,492,343
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,240,479	3,321,735
Leases contracts | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,033,502
Leases contracts | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,651,571
Leases contracts | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,586
Leases contracts | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	132,928
Leases contracts | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	404,434
Leases contracts | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,492,554
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	16,769,842	20,610,766
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,817,278	6,382,890
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,372,926	3,406,673
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,216,263	2,899,475
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,504,875	9,984,328
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,675,778	4,320,290
Long-term debt | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,918,268	20,140,350
Long-term debt | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,393,367	16,040,506
Long-term debt | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	959,068	749,442
Long-term debt | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,738,305	6,650,249
Long-term debt | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,473,258	804,281
Long-term debt | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,747,637	11,936,378
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,882,485	3,646,796
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,392,223	1,216,959
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Floating interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	572,600	638,286
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Floating interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,256,614	2,852,178
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,537	149,508
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Fixed interest rate | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 42,734	$ 6,824